Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Outstanding and exercisable beginning balance	1,623,000	180,000	120,000
Granted	60,000	1,503,000	60,000
Exercised	(469,000)
Expired	(30,000)	(60,000)
Outstanding and exercisable ending balance	1,184,000	1,623,000	180,000
Weighted average exercise price
Outstanding and exercisable beginning balance	$ 5.97	$ 4.93	$ 4.43
Granted	$ 7.50	$ 6.03	$ 5.92
Exercised	$ 5.54
Expired	$ 4.45	$ 4.41
Outstanding and exercisable ending balance	$ 6.26	$ 5.97	$ 4.93
Weighted average fair value per option
Outstanding and exercisable beginning balance	$ 1.29	$ 1.45	$ 1.24
Granted	$ 1.88	$ 1.26	$ 1.87
Exercised	$ 1.13
Expired	$ 1.58	$ 0.89
Outstanding and exercisable ending balance	$ 1.62	$ 1.29	$ 1.45
Aggregate intrinsic value
Outstanding and exercisable	$ 1,046
Exercisable	419
Expected to vest	$ 627